Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues, net	$ 39,966	$ 17,237
Revenues Derived from Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	28,272	8,027
Revenues Derived from Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 11,694	$ 9,210